Basis of Presentation and Significant Accounting Policies (Details 7) (USD $)	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Property, plant and equipment
Depreciation	$ 25,700,000	$ 23,900,000	$ 25,100,000
Property, plant and equipment, gross	424,006,000	406,115,000
Accumulated depreciation	259,983,000	239,370,000
Buildings and building improvements | Minimum
Property, plant and equipment
Estimated useful lives	20 years
Buildings and building improvements | Maximum
Property, plant and equipment
Estimated useful lives	40 years
Machinery and equipment | Minimum
Property, plant and equipment
Estimated useful lives	3 years
Machinery and equipment | Maximum
Property, plant and equipment
Estimated useful lives	15 years
Promotional displays
Property, plant and equipment
Estimated useful lives	2 years
Property, plant and equipment, gross	11,500,000
Accumulated depreciation	3,100,000
Depreciation expense recorded in selling, general and administrative expense	$ 2,300,000